Subsequent Events (Details Narrative) - USD ($)			12 Months Ended
	Mar. 16, 2026	Jan. 16, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 18, 2026	Feb. 23, 2026	Dec. 31, 2016	Mar. 29, 2016	Dec. 19, 2014
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 70,000	$ 30,000	$ 40,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services			87,858	35,444
Subsequent Event [Member] | Promissory Note [Member] | Extension Agreements [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date Range, End	Jun. 30, 2026
Debt Instrument, Interest Rate, Increase (Decrease)	12.50%
Stock Issued During Period, Shares, New Issues	542,066
Stock Issued During Period, Value, New Issues	$ 1,045,346
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertible Debt						$ 50,000
Subsequent Event [Member] | Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 25,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		35,013
Stock Issued During Period, Shares, Issued for Services	5,000	2,635